Securities Act of 1933 File No.: 333-59745
                               Investment Company Act of 1940 File No.: 811-8895

                         ING HIGH YIELD OPPORTUNITY FUND
                             ING STRATEGIC BOND FUND

                         SUPPLEMENT DATED APRIL 21, 2003
                          TO THE CLASS A, B, C, M AND T
                 FIXED INCOME AND MONEY MARKET FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

1) The section entitled "Management of the Fund-High Yield Opportunity Fund" on page 31 of the prospectus is deleted and replaced with the following:

HIGH YIELD OPPORTUNITY FUND

The Fund has been managed by a team of investment professionals led by Greg Jacobs, Portfolio Manager, and Kurt Kringelis, Portfolio Manager, since April 2003. Both Mr. Jacobs and Mr. Kringelis joined ING in January 1998. They each have more than seven years investment experience managing high yield investments.

2) The section entitled "Management of the Fund-Strategic Bond Fund" on pages 31 and 32 of the prospectus is deleted and replaced with the following:

STRATEGIC BOND FUND

The Fund has been managed by a team of investment professionals led by James B. Kauffmann, since April 2003. Mr. Kauffmann is a Portfolio Management Team Leader. He joined ING in 1996 and has over 14 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                      Securities Act of 1933 File No.: 333-59745
                               Investment Company Act of 1940 File No.: 811-8895

                         ING HIGH YIELD OPPORTUNITY FUND
                             ING STRATEGIC BOND FUND

                         SUPPLEMENT DATED APRIL 21, 2003
                                 TO THE CLASS Q
                 FIXED INCOME AND MONEY MARKET FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

1) The section entitled "Management of the Fund-High Yield Opportunity Fund" on page 16 of the prospectus is deleted and replaced with the following:

HIGH YIELD OPPORTUNITY FUND

The Fund has been managed by a team of investment professionals led by Greg Jacobs, Portfolio Manager, and Kurt Kringelis, Portfolio Manager, since April 2003. Both Mr. Jacobs and Mr. Kringelis joined ING in January 1998. They each have more than seven years investment experience managing high yield investments.

2) The section entitled "Management of the Fund-Strategic Bond Fund" on page 16 of the prospectus is deleted and replaced with the following:

STRATEGIC BOND FUND

The Fund has been managed by a team of investment professionals led by James B. Kauffmann, since April 2003. Mr. Kauffmann is a Portfolio Management Team Leader. He joined ING in 1996 and has over 14 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE